Inventories - Summary of Inventories (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Leather and other raw materials	€ 19,700	€ 17,847
Goods in process	9,327	9,790
Finished goods	33,788	34,450
Total	€ 62,815	€ 62,087	€ 70,120	€ 80,211